COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 17, 2023	Oct. 29, 2021	Oct. 29, 2021	Jul. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Stock issued during period shares new issues, shares				18,000
Share price								$ 12.00
Cash								$ 2,000,000
Operating Lease, Weighted Average Discount Rate, Percent									10.00%	5.90%
North Salt Lake City [Member]
Lessee, Operating Lease, Term of Contract									5 years
Lessee, Operating Lease, Liability, to be Paid, Next Rolling 12 Months									$ 10,849
Lessee, Operating Lease, Liability, to be Paid, Rolling Year Two									11,163
Lessee, Operating Lease, Liability, to be Paid, Rolling Year Three									11,486
Lessee, Operating Lease, Liability, to be Paid, Rolling Year Four									11,819
Lessee, Operating Lease, Liability, to be Paid, Rolling Year Five									$ 12,162
Lessee, Operating Lease, Remaining Lease Term								47 months
Centerville [Member]
Lessee, Operating Lease, Term of Contract										3 years
Lessee, Operating Lease, Liability, to be Paid, Next Rolling 12 Months										$ 20,343
Lessee, Operating Lease, Liability, to be Paid, Rolling Year Two										20,378
Lessee, Operating Lease, Liability, to be Paid, Rolling Year Three										$ 24,616
Lessee, Operating Lease, Remaining Lease Term								36 months
Deep Medicine Acquisition Corp [Member]
Share price		$ 0.20	$ 0.20		$ 0.02	$ 0.02
Stock issuance costs							$ 325,000
Cash	$ 2,000,000	$ 764,101	$ 764,101		$ 177,876	$ 595,536	$ 877,099
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Stock issued during period shares new issues, shares	212,752
Deep Medicine Acquisition Corp [Member] | Underwriting Commissions [Member]
Stock issuance costs		2,530,000	2,530,000
Deep Medicine Acquisition Corp [Member] | Marketing Fee [Member]
Stock issuance costs		$ 4,427,500	$ 4,427,500
Deep Medicine Acquisition Corp [Member] | Over-Allotment Option [Member]
Stock issued during period shares new issues, shares		1,650,000			1,650,000	1,650,000
Officers and Directors [Member] | Deep Medicine Acquisition Corp [Member]
Stock issued during period shares new issues, shares					300,000	300,000